OTHER INCOME (Schedule of Other Income) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital gain on fixed assets realization | ₪			₪ 69	₪ 361
US Dollars [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital gain on fixed assets realization | $